LVIP Delaware High Yield Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.14%
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	245,000	$ 208,617
Total Convertible Bond (Cost $217,481)		208,617
CORPORATE BONDS–87.38%
Advertising–0.65%
CMG Media Corp. 8.88% 12/15/27	1,290,000	985,515
		985,515
Aerospace & Defense–0.96%
Bombardier, Inc. 6.00% 2/15/28	312,000	261,043
TransDigm, Inc. 4.63% 1/15/29	1,478,000	1,189,834
		1,450,877
Airlines–0.71%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 4/20/29	160,000	139,600
Delta Air Lines, Inc. 7.38% 1/15/26	459,000	463,991
Grupo Aeromexico SAB de CV 8.50% 3/17/27	535,000	468,098
		1,071,689
Auto Manufacturers–1.68%
Allison Transmission, Inc. 5.88% 6/1/29	785,000	710,425
Ford Motor Credit Co. LLC
3.38% 11/13/25	505,000	446,171
4.13% 8/17/27	560,000	481,880
4.54% 8/1/26	510,000	454,102
5.58% 3/18/24	460,000	450,938
		2,543,516
Auto Parts & Equipment–0.52%
Goodyear Tire & Rubber Co. 5.25% 7/15/31	975,000	780,000
		780,000
Banks–2.52%
μBarclays PLC 6.13% 12/15/25	915,000	770,979
μDeutsche Bank AG 6.00% 10/30/25	800,000	600,000
Popular, Inc. 6.13% 9/14/23	1,476,000	1,465,742
μSVB Financial Group 4.10% 2/15/31	1,425,000	971,733
		3,808,454
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.26%
CP Atlas Buyer, Inc. 7.00% 12/1/28	525,000	$ 391,083
		391,083
Chemicals–1.73%
Chemours Co. 5.75% 11/15/28	1,445,000	1,181,894
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	995,000	828,338
Vibrantz Technologies, Inc. 9.00% 2/15/30	930,000	605,148
		2,615,380
Commercial Services–3.71%
ADT Security Corp. 4.13% 8/1/29	970,000	805,100
Ahern Rentals, Inc. 7.38% 5/15/23	470,000	316,615
Gartner, Inc. 4.50% 7/1/28	765,000	684,063
NESCO Holdings II, Inc. 5.50% 4/15/29	920,000	766,811
Nielsen Finance LLC/Nielsen Finance Co.
4.50% 7/15/29	250,000	248,894
4.75% 7/15/31	1,340,000	1,313,709
PECF USS Intermediate Holding III Corp. 8.00% 11/15/29	280,000	204,185
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	508,107
Sotheby's/Bidfair Holdings, Inc. 5.88% 6/1/29	925,000	764,161
		5,611,645
Computers–0.71%
NCR Corp.
5.00% 10/1/28	460,000	361,918
5.25% 10/1/30	935,000	705,605
		1,067,523
Diversified Financial Services–5.35%
μAerCap Holdings NV 5.88% 10/10/79	1,180,000	1,053,333
μAir Lease Corp. 4.65% 6/15/26	905,000	755,566
Ally Financial, Inc. 8.00% 11/1/31	770,000	807,235
Castlelake Aviation Finance DAC 5.00% 4/15/27	1,470,000	1,249,718
Hightower Holding LLC 6.75% 4/15/29	610,000	497,629
Midcap Financial Issuer Trust 6.50% 5/1/28	1,145,000	978,460
NFP Corp.
6.88% 8/15/28	1,045,000	815,100
7.50% 10/1/30	390,000	370,072
LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38% 2/1/30	1,927,000	$ 1,575,322
		8,102,435
Electric–2.56%
Calpine Corp.
4.63% 2/1/29	320,000	260,755
5.00% 2/1/31	1,005,000	798,530
5.13% 3/15/28	565,000	485,260
PG&E Corp. 5.25% 7/1/30	490,000	417,215
μVistra Corp.
7.00% 12/15/26	1,390,000	1,213,484
8.00% 10/15/26	760,000	697,890
		3,873,134
Electronics–1.09%
Coherent Corp. 5.00% 12/15/29	970,000	802,384
Sensata Technologies BV 4.00% 4/15/29	1,030,000	852,314
		1,654,698
Entertainment–1.69%
Caesars Entertainment, Inc.
6.25% 7/1/25	575,000	554,156
8.13% 7/1/27	470,000	448,890
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	955,000	765,528
Scientific Games International, Inc. 7.25% 11/15/29	840,000	781,797
		2,550,371
Environmental Control–0.43%
Madison IAQ LLC 5.88% 6/30/29	935,000	651,284
		651,284
Food–0.83%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50% 1/15/30	525,000	484,969
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	770,330
		1,255,299
Forest Products & Paper–0.22%
Domtar Corp. 6.75% 10/1/28	439,000	337,171
		337,171
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–1.83%
Avantor Funding, Inc. 3.88% 11/1/29	2,630,000	$ 2,136,086
Medline Borrower LP 3.88% 4/1/29	795,000	637,344
		2,773,430
Health Care Services–4.99%
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	642,238
8.00% 3/15/26	480,000	415,578
DaVita, Inc. 4.63% 6/1/30	815,000	630,606
Encompass Health Corp.
4.63% 4/1/31	310,000	244,980
4.75% 2/1/30	724,000	595,617
Hadrian Merger Sub, Inc. 8.50% 5/1/26	920,000	838,184
HCA, Inc.
5.38% 2/1/25	585,000	578,082
5.88% 2/1/29	513,000	498,834
7.58% 9/15/25	580,000	604,518
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29	980,000	796,250
Surgery Center Holdings, Inc. 10.00% 4/15/27	490,000	476,520
Tenet Healthcare Corp.
4.38% 1/15/30	485,000	404,830
6.13% 10/1/28	505,000	442,425
6.88% 11/15/31	426,000	378,075
		7,546,737
Housewares–0.02%
Scotts Miracle-Gro Co. 4.00% 4/1/31	35,000	24,640
		24,640
Insurance–1.87%
GTCR AP Finance, Inc. 8.00% 5/15/27	368,000	338,539
HUB International Ltd. 5.63% 12/1/29	1,365,000	1,139,775
USI, Inc. 6.88% 5/1/25	1,400,000	1,345,794
		2,824,108
Internet–1.34%
Arches Buyer, Inc. 6.13% 12/1/28	970,000	751,420
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50% 3/1/29	960,000	785,165

LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27	570,000	$ 495,900
		2,032,485
Iron & Steel–0.53%
ATI, Inc.
4.88% 10/1/29	105,000	87,178
5.13% 10/1/31	880,000	718,898
		806,076
Leisure Time–3.06%
Carnival Corp.
5.75% 3/1/27	2,355,000	1,649,795
6.00% 5/1/29	310,000	203,537
7.63% 3/1/26	910,000	691,600
Royal Caribbean Cruises Ltd.
5.50% 8/31/26	100,000	76,500
5.50% 4/1/28	2,859,000	2,003,130
		4,624,562
Lodging–0.94%
Boyd Gaming Corp.
4.75% 12/1/27	965,000	854,035
4.75% 6/15/31	696,000	563,551
		1,417,586
Machinery Construction & Mining–0.61%
Terex Corp. 5.00% 5/15/29	1,085,000	931,186
		931,186
Machinery Diversified–0.48%
Granite U.S. Holdings Corp. 11.00% 10/1/27	430,000	405,364
TK Elevator Holdco GmbH 7.63% 7/15/28	386,000	323,275
		728,639
Media–8.85%
AMC Networks, Inc. 4.25% 2/15/29	1,700,000	1,256,913
Beasley Mezzanine Holdings LLC 8.63% 2/1/26	955,000	735,350
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	960,871
4.50% 5/1/32	230,000	175,414
5.38% 6/1/29	765,000	669,620
6.38% 9/1/29	830,000	762,023
CSC Holdings LLC
4.63% 12/1/30	945,000	642,600
5.00% 11/15/31	895,000	591,184
5.75% 1/15/30	1,450,000	1,030,609
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Cumulus Media New Holdings, Inc. 6.75% 7/1/26	854,000	$ 720,391
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,521,624
DISH DBS Corp. 5.75% 12/1/28	860,000	649,936
Gray Escrow II, Inc. 5.38% 11/15/31	1,265,000	992,298
LCPR Senior Secured Financing DAC 6.75% 10/15/27	522,000	433,260
Nexstar Media, Inc. 4.75% 11/1/28	680,000	578,000
Sirius XM Radio, Inc. 4.00% 7/15/28	1,440,000	1,224,835
VZ Secured Financing BV 5.00% 1/15/32	595,000	444,522
		13,389,450
Metal Fabricate & Hardware–0.84%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,269,452
		1,269,452
Mining–3.35%
Eldorado Gold Corp. 6.25% 9/1/29	935,000	712,320
First Quantum Minerals Ltd.
6.88% 10/15/27	680,000	612,000
7.50% 4/1/25	745,000	717,063
FMG Resources August Pty. Ltd.
5.88% 4/15/30	685,000	595,827
6.13% 4/15/32	310,000	266,368
Hudbay Minerals, Inc. 6.13% 4/1/29	425,000	342,435
Novelis Corp.
3.25% 11/15/26	195,000	162,772
3.88% 8/15/31	195,000	145,454
4.75% 1/30/30	1,850,000	1,517,000
		5,071,239
Oil & Gas–7.84%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,015,000	903,350
7.00% 11/1/26	475,000	457,964
Callon Petroleum Co.
7.50% 6/15/30	410,000	358,957
8.00% 8/1/28	615,000	567,338

LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNX Resources Corp. 6.00% 1/15/29	1,420,000	$ 1,295,750
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	941,238
6.00% 2/1/31	150,000	129,958
6.25% 4/15/32	553,000	489,853
Laredo Petroleum, Inc. 7.75% 7/31/29	875,000	806,216
Murphy Oil Corp. 6.38% 7/15/28	1,705,000	1,611,225
Occidental Petroleum Corp.
4.20% 3/15/48	55,000	43,956
4.40% 4/15/46	208,000	170,954
4.40% 8/15/49	415,000	339,444
4.50% 7/15/44	215,000	179,554
6.45% 9/15/36	455,000	455,000
6.60% 3/15/46	385,000	396,550
6.63% 9/1/30	310,000	314,650
PDC Energy, Inc. 5.75% 5/15/26	1,167,000	1,079,638
Southwestern Energy Co.
5.38% 2/1/29	155,000	140,554
5.38% 3/15/30	1,315,000	1,184,881
		11,867,030
Oil & Gas Services–0.35%
Weatherford International Ltd. 8.63% 4/30/30	610,000	531,215
		531,215
Packaging & Containers–0.62%
@ARD Finance SA 6.50% 6/30/27	583,004	399,183
Clydesdale Acquisition Holdings, Inc. 6.63% 4/15/29	155,000	141,041
Sealed Air Corp. 5.00% 4/15/29	450,000	401,625
		941,849
Pharmaceuticals–2.12%
1375209 BC Ltd. 9.00% 1/30/28	200,682	200,180
Bausch Health Cos., Inc.
11.00% 9/30/28	356,764	977,466
14.00% 10/15/30	71,353	132,353
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	771,375
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31	1,380,000	1,130,441
		3,211,815
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–4.55%
CNX Midstream Partners LP 4.75% 4/15/30	485,000	$ 380,681
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63% 5/1/27	423,000	382,815
6.00% 2/1/29	803,000	718,685
EQM Midstream Partners LP 4.75% 1/15/31	1,712,000	1,358,900
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	1,040,000	904,800
8.00% 1/15/27	1,480,000	1,298,700
NuStar Logistics LP
6.00% 6/1/26	1,022,000	935,523
6.38% 10/1/30	1,052,000	900,161
		6,880,265
Real Estate Investment Trusts–1.11%
Iron Mountain, Inc. 5.25% 7/15/30	1,470,000	1,216,381
XHR LP 4.88% 6/1/29	555,000	457,606
		1,673,987
Retail–4.93%
Asbury Automotive Group, Inc.
4.63% 11/15/29	760,000	607,521
4.75% 3/1/30	660,000	515,448
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	492,874
6.95% 3/1/33	666,000	535,442
9.38% 7/1/25	222,000	229,770
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13% 4/15/29	1,010,000	841,732
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	1,314,000	1,172,745
Murphy Oil USA, Inc. 3.75% 2/15/31	905,000	727,330
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,340,000	1,197,880
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,126,841
@White Cap Parent 8.25% 3/15/26	7,000	5,931
		7,453,514
Semiconductors–0.76%
Entegris Escrow Corp.
4.75% 4/15/29	40,000	35,233
5.95% 6/15/30	1,225,000	1,118,070
		1,153,303

LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–2.74%
Athenahealth Group, Inc. 6.50% 2/15/30	930,000	$ 735,230
Black Knight InfoServ LLC 3.63% 9/1/28	805,000	689,603
Clarivate Science Holdings Corp. 4.88% 7/1/29	1,305,000	1,021,815
Consensus Cloud Solutions, Inc.
6.00% 10/15/26	340,000	299,606
6.50% 10/15/28	540,000	458,391
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	934,087
		4,138,732
Telecommunications–7.27%
Altice France Holding SA 6.00% 2/15/28	1,420,000	900,738
Altice France SA 5.50% 10/15/29	1,415,000	1,064,623
=Century Communication Ltd. 9.50% 3/1/49	2,820,000	0
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	1,540,000	1,346,810
Consolidated Communications, Inc.
5.00% 10/1/28	445,000	309,463
6.50% 10/1/28	1,065,000	796,087
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75% 5/25/24	855,000	782,325
Frontier Communications Holdings LLC
5.88% 10/15/27	1,160,000	1,039,627
6.75% 5/1/29	515,000	424,875
8.75% 5/15/30	225,000	225,144
Sable International Finance Ltd. 5.75% 9/7/27	566,000	494,543
Sprint Capital Corp. 8.75% 3/15/32	200,000	231,750
Sprint Corp.
7.63% 3/1/26	555,000	574,054
7.88% 9/15/23	1,250,000	1,262,769
T-Mobile USA, Inc.
3.38% 4/15/29	515,000	444,950
3.50% 4/15/31	394,000	331,082
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	771,496
		11,000,336
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.76%
Seaspan Corp. 5.50% 8/1/29	1,500,000	$ 1,155,099
		1,155,099
Total Corporate Bonds (Cost $156,800,063)		132,196,809
LOAN AGREEMENTS–7.19%
•Applied Systems, Inc. 9.17% (LIBOR03M + 5.50%) 9/19/25	2,881,191	2,827,889
•Clydesdale Acquisition Holdings, Inc. 7.31% (SOFR CME01M + 4.18%) 4/13/29	249,375	234,864
•Covis Finco Sarl 10.20% (SOFRTE03M + 6.50%) 2/18/27	638,625	501,321
•DirecTV Financing LLC 8.12% (LIBOR01M + 5.00%) 8/2/27	115,656	107,459
Dynacast International LLC 7.48% (LIBOR03M + 4.50%) 7/22/25	1,319,303	1,154,390
•Epicor Software Corp. 10.87% (LIBOR01M + 7.75%) 7/31/28	725,600	705,283
•Hexion Holdings Corp.
7.41% (SOFRTE03M + 4.50%) 3/15/29	244,388	207,485
10.56% (SOFRTE01M + 7.44%) 3/15/30	695,000	562,950
•Pre-Paid Legal Services, Inc. 10.07% (LIBOR03M + 7.00%) 12/14/29	480,000	450,000
•Quest Software U.S. Holdings, Inc. 10.23% (SOFRTE03M + 7.50%) 2/1/30	243,521	139,720
Sovos Compliance LLC
✠•7.62% (LIBOR01M) 8/11/28	41,129	39,135
•7.62% (LIBOR01M + 4.50%) 8/11/28	236,365	224,901
•Springs Windows Fashions LLC 7.60% (LIBOR03M + 4.00%) 10/6/28	843,064	655,904
•SPX Flow, Inc. 7.63% (SOFR CME01M + 4.50%) 4/5/29	970,000	894,825
•Ultimate Software Group, Inc. 7.54% (LIBOR03M + 5.25%) 5/3/27	1,191,000	1,119,540
•Vantage Specialty Chemicals, Inc.
7.17% (LIBOR03M + 3.50%) 10/28/24	304,407	292,136
11.32% (LIBOR03M + 8.25%) 10/27/25	787,000	756,504
Total Loan Agreements (Cost $11,647,803)		10,874,306

LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BOND–0.53%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	919,873	$ 807,189
Total Municipal Bond (Cost $871,112)		807,189

	Number of Shares
MONEY MARKET FUND–3.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	4,627,174	4,627,174
Total Money Market Fund (Cost $4,627,174)		4,627,174
TOTAL INVESTMENTS–98.30% (Cost $174,163,633)	$148,714,095

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.70%	2,579,347
NET ASSETS APPLICABLE TO 36,567,130 SHARES OUTSTANDING–100.00%	$151,293,442

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes.
LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bond	$—	$208,617	$—	$208,617
LVIP Delaware High Yield Fund–7

LVIP Delaware High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds
Advertising	$—	$985,515	$—	$985,515
Aerospace & Defense	—	1,450,877	—	1,450,877
Airlines	—	1,071,689	—	1,071,689
Auto Manufacturers	—	2,543,516	—	2,543,516
Auto Parts & Equipment	—	780,000	—	780,000
Banks	—	3,808,454	—	3,808,454
Building Materials	—	391,083	—	391,083
Chemicals	—	2,615,380	—	2,615,380
Commercial Services	—	5,611,645	—	5,611,645
Computers	—	1,067,523	—	1,067,523
Diversified Financial Services	—	8,102,435	—	8,102,435
Electric	—	3,873,134	—	3,873,134
Electronics	—	1,654,698	—	1,654,698
Entertainment	—	2,550,371	—	2,550,371
Environmental Control	—	651,284	—	651,284
Food	—	1,255,299	—	1,255,299
Forest Products & Paper	—	337,171	—	337,171
Health Care Products	—	2,773,430	—	2,773,430
Health Care Services	—	7,546,737	—	7,546,737
Housewares	—	24,640	—	24,640
Insurance	—	2,824,108	—	2,824,108
Internet	—	2,032,485	—	2,032,485
Iron & Steel	—	806,076	—	806,076
Leisure Time	—	4,624,562	—	4,624,562
Lodging	—	1,417,586	—	1,417,586
Machinery Construction & Mining	—	931,186	—	931,186
Machinery Diversified	—	728,639	—	728,639
Media	—	13,389,450	—	13,389,450
Metal Fabricate & Hardware	—	1,269,452	—	1,269,452
Mining	—	5,071,239	—	5,071,239
Oil & Gas	—	11,867,030	—	11,867,030
Oil & Gas Services	—	531,215	—	531,215
Packaging & Containers	—	941,849	—	941,849
Pharmaceuticals	—	3,211,815	—	3,211,815
Pipelines	—	6,880,265	—	6,880,265
Real Estate Investment Trusts	—	1,673,987	—	1,673,987
Retail	—	7,453,514	—	7,453,514
Semiconductors	—	1,153,303	—	1,153,303
Software	—	4,138,732	—	4,138,732
Telecommunications	—	11,000,336	—*	11,000,336
Transportation	—	1,155,099	—	1,155,099
Loan Agreements	—	10,874,306	—	10,874,306
Municipal Bond	—	807,189	—	807,189
Money Market Fund	4,627,174	—	—	4,627,174
Total Investments	$4,627,174	$144,086,921	$—	$148,714,095

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP Delaware High Yield Fund–8